Financial Instruments (Details)	12 Months Ended
Dec. 31, 2025
Sensitivity Analysis [Member] | Singapore dollar (SGD) [Member]
Financial Instruments [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%